Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments (Textual) [Abstract]
Period of interest rate lock	60 days
Residential mortgage loans held for sale	$ 84,068,000	$ 63,171,000
Residential mortgage loans	94,500,000	44,600,000
Gain on derivatives	7,000
Carrying value of underlying loans and interest rate lock commitments	$ 469,000